UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 2002
                                                     --------------
Check here if Amendment                     [ ]      Amendment Number: _____
This Amendment (Check only one.):           [ ]      is a restatement.
                                            [ ]      adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Brahman Capital Corp.
Address:        350 Madison Avenue
                New York, New York 10017


Form 13F File Number:               28-4455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William D'Eredita
Title:   Chief Financial Officer
Phone:  (212) 681-9797

Signature, Place, and Date of Signing:


/s/William D'Eredita           New York, New York       May 13, 2002
____________________         ______________________   __________________
[Signature]                   [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


Item 1                           Item 2           Item 3          Item 4               Item 5


                                                                                         Shares or
                                   Title           CUSIP        Fair Market           Principal
Nmare of Issuer                  of Class          Number          Value                Amount
--------------------------------------------------------------------------------------------------------------------

AETNA INC                        COMMON          00817Y-10-9           47,799,066.00       1,231,300
ALLTRISTA CORP                   COMMON          020040-10-1              537,225.00          19,500
AMERICREDIT CORP                 COMMON          03060R-95-1              870,000.00           3,000 (P)
COMPUTER ASSOCIATES              COMMON          204912-10-9           13,024,550.00         595,000
CROWN CORK & SEAL                COMMON          228255-10-5            6,158,495.00         688,100
CINTAS                           COMMON          172908-95-5               86,063.00             425 (P)
ECHOSTAR COMMUNICATION           COMMON          278762-10-9           26,881,344.00         949,200
DAVIDA INC.                      COMMON          23918K-10-8           61,926,810.00       2,447,700
AMDOCS LTD                       COMMON          G02602-10-3           18,655,000.00         700,000
EDISON INTERNATIONAL             COMMON          281020-10-7              117,400.00          10,000
EQUITABLE RESOURCES INC          COMMON          294549-10-0           31,040,773.00         891,720
EQUITABLE RESOURCES INC          COMMON          294549-90-0               40,000.00              40 (C)
EXULT INC.                       COMMON          302284-95-4              142,500.00             375 (P)
EXULT INC.                       COMMON          302284-95-4                9,375.00             750 (P)
FIND SVP INC.                    COMMON          317718-30-2              480,000.00         375,000
FREDDIE MAC                      COMMON          313400-30-1           10,772,900.00         170,000
GTECH HOLDINGS CORP.             COMMON          400518-10-6           43,802,363.00         898,510
H&R BLOCK                        COMMON          093671-10-5           11,303,635.00         254,300
IMAGISTICS INTL INC              COMMON          45247T-10-4            8,741,025.00         549,750
INFORMATION HOLDINGS             COMMON          456727-10-6            1,091,520.00          37,900
IRON MOUNTAIN                    COMMON          462846-10-6           32,451,305.00       1,023,055
KEY3MEDIA GROUP INC.             COMMON          49326R-10-4            8,113,284.00       1,767,600
KINDER MORGAN LTD                COMMON          49455P-10-1           12,180,145.00         251,500
MOORE LTD                        COMMON          615785-10-2           23,356,853.00       1,795,300
PLAINS ALL AMERICAN PIPELINE     COMMON          726503-10-5              188,625.00           7,500
PUBLIC SERVICE ENT GROUP         COMMON          744573-10-6              114,500.00           2,500
PPL CORP                         COMMON          69351T-10-6              190,128.00           4,800
PRUDENTIAL FINANCIAL             COMMON          744320-10-2           10,867,500.00         350,000
PRUDENTIAL FINANCIAL             COMMON          744320-90-2            2,137,500.00           3,750 (C)
TRIZEC HAHN CORP                 COMMON          896938-10-7           12,909,365.00         815,500
TRIZEC HAHN CORP                 COMMON          896938-90-7              619,200.00           1,720 (C)
TYCO                             COMMON          902124-90-6               25,000.00           2,500 (C)
UNITED SURGICAL PARTNERS         COMMON          913016-30-9            6,968,491.00         300,366
VELOCITY EXPRESS CORP.           COMMON          92257T-10-3            1,740,808.00         892,722
WHX CORP HOLDINGGS               COMMON          929248-10-2              173,550.00         195,000
WILLIAMS COMM GROUP              COMMON          969455-10-4                1,078.00           7,812
WILLIAMS COS INC                 COMMON          969457-10-0              223,820.00           9,500
WYNDHAM INTERNATIONAL            COMMON          983101-10-6              420,750.00         467,500


                                                                     -----------------------
                                                                      396,161,946.00
                                                                    =======================


Note: The above schedule sets forth only the Section 13(f) securities under management by Brahman Capital at March 31, 2002 and required to be reported on Form 13F. The limited comments of Forms 13F cannot be used as a basis of determining actual or prospective investment performance and any attempt to use such information may be materially misleading.




Item 1                                      Item 6                  Item 7                   Item 8



                                a) Sole    b) Shared   c) Shared-   Managers     a) Sole    b) Shared   c) Shared-
                                          As Defined     Other     See Instr.               As Defined     Other
Name of Issuer                            in Instr. V                   V                  in Instr. V
--------------------------------------------------------------------------------------------------------------------

AETNA INC                          x                                    1           x
ALLTRISTA CORP                     x                                    1           x
AMERICREDIT CORP                   x                                    1           x
COMPUTER ASSOCIATES                x                                    1           x
CROWN CORK & SEAL                  x                                    1           x
CINTAS                             x                                    1           x
ECHOSTAR COMMUNICATION             x                                    1           x
DAVIDA INC.                        x                                    1           x
AMDOCS LTD                         x                                    1           x
EDISON INTERNATIONAL               x                                    1           x
EQUITABLE RESOURCES INC            x                                    1           x
EQUITABLE RESOURCES INC            x                                    1           x
EXULT INC.                         x                                    1           x
EXULT INC.                         x                                    1           x
FIND SVP INC.                      x                                    1           x
FREDDIE MAC                        x                                    1           x
GTECH HOLDINGS CORP.               x                                    1           x
H&R BLOCK                          x                                    1           x
IMAGISTICS INTL INC                x                                    1           x
INFORMATION HOLDINGS               x                                    1           x
IRON MOUNTAIN                      x                                    1           x
KEY3MEDIA GROUP INC.               x                                    1           x
KINDER MORGAN LTD                  x                                    1           x
MOORE LTD                          x                                    1           x
PLAINS ALL AMERICAN PIPELINE       x                                    1           x
PUBLIC SERVICE ENT GROUP           x                                    1           x
PPL CORP                           x                                    1           x
PRUDENTIAL FINANCIAL               x                                    1           x
PRUDENTIAL FINANCIAL               x                                    1           x
TRIZEC HAHN CORP                   x                                    1           x
TRIZEC HAHN CORP                   x                                    1           x
TYCO                               x                                    1           x
UNITED SURGICAL PARTNERS           x                                    1           x
VELOCITY EXPRESS CORP.             x                                    1           x
WHX CORP HOLDINGGS                 x                                    1           x
WILLIAMS COMM GROUP                x                                    1           x
WILLIAMS COS INC                   x                                    1           x
WYNDHAM INTERNATIONAL              x                                    1           x

